HSBC Holdings' subsidiaries, joint ventures and associates - Subsidiaries (Details)			12 Months Ended
	Apr. 06, 2022	Apr. 05, 2022	Dec. 31, 2022
452 TALF Plus ABS Opportunities SPV LLC
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
452 TALF SPV LLC
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Almacenadora Banpacifico S.A. (In Liquidation)
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Assetfinance December (F) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Assetfinance December (H) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Assetfinance December (P) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Assetfinance December (R) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Assetfinance June (A) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Assetfinance June (D) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Assetfinance Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Assetfinance March (B) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Assetfinance March (D) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Assetfinance March (F) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Assetfinance September (F) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Assetfinance September (G) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
AXA Insurance Pte. Ltd.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
B&Q Financial Services Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Banco HSBC S.A.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Banco Nominees (Guernsey) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Banco Nominees 2 (Guernsey) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Banco Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Beijing Miyun HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Canada Crescent Nominees (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Canada Square Nominees (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Capco/Cove, Inc.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Card-Flo #1, Inc.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Card-Flo #3, Inc.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
CC&H Holdings LLC
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
CCF & Partners Asset Management Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
CCF & Partners Asset Management Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
CCF Holding (Liban) S.A.L. (In Liquidation)
Disclosure of subsidiaries [line items]
Group interest percent			74.99%
Charterhouse Administrators (D.T.) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Charterhouse Administrators (D.T.) Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Charterhouse Management Services Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Charterhouse Management Services Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Charterhouse Pensions Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Chongqing Dazu HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Chongqing Fengdu HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Chongqing Rongchang HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Dalian Pulandian HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Dem 9
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Dem 9 | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Dempar 1
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Dempar 1 | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Desarrollo Turistico, S.A. de C.V. (In Liquidation)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Desarrollo Turistico, S.A. de C.V. (In Liquidation) | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Electronic Data Process México, S.A. de C.V.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Eton Corporate Services Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Far East Leasing SA (In Dissolution)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Flandres Contentieux S.A.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Flandres Contentieux S.A. | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Foncière Elysées
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Foncière Elysées | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Fujian Yongan HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Fulcher Enterprises Company Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Fulcher Enterprises Company Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
Fundacion HSBC, A.C.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Fundacion HSBC, A.C. | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Giller Ltd.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Griffin International Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Grupo Financiero HSBC, S. A. de C. V.
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Guangdong Enping HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Guangzhou HSBC Real Estate Company Ltd
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Hang Seng (Nominee) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Hang Seng (Nominee) Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
Hang Seng Bank (China) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Hang Seng Bank (China) Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
Hang Seng Bank (Trustee) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Hang Seng Bank (Trustee) Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
Hang Seng Bank Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
Hang Seng Bullion Company Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Hang Seng Bullion Company Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
Hang Seng Credit Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Hang Seng Credit Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
Hang Seng Data Services Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Hang Seng Data Services Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
Hang Seng Finance Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Hang Seng Finance Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
Hang Seng Financial Information Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Hang Seng Financial Information Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
Hang Seng Indexes (Netherlands) B.V.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Hang Seng Indexes (Netherlands) B.V. | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
Hang Seng Indexes Company Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Hang Seng Indexes Company Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
Hang Seng Insurance Company Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Hang Seng Insurance Company Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
Hang Seng Investment Management Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Hang Seng Investment Management Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
Hang Seng Investment Services Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Hang Seng Investment Services Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
Hang Seng Life Limited (In Liquidation)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Hang Seng Life Limited (In Liquidation) | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
Hang Seng Qianhai Fund Management Company Limited
Disclosure of subsidiaries [line items]
Group interest percent			70.00%
Hang Seng Qianhai Fund Management Company Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			43.49%
Hang Seng Real Estate Management Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Hang Seng Real Estate Management Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
Hang Seng Securities Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Hang Seng Securities Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
Hang Seng Security Management Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Hang Seng Security Management Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
HASE Wealth Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HASE Wealth Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
Haseba Investment Company Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Haseba Investment Company Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
HFC Bank Limited (In Liquidation)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
High Time Investments Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
High Time Investments Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
HLF
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HLF | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Honey Blue Enterprises Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Honey Green Enterprises Ltd.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Honey Grey Enterprises Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Honey Silver Enterprises Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Household International Europe Limited (In Liquidation)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Household Pooling Corporation
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC (BGF) Investments Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC (General Partner) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC (Guernsey) GP PCC Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC (Kuala Lumpur) Nominees Sdn Bhd
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC (Malaysia) Trustee Berhad
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC (Singapore) Nominees Pte Ltd
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Agency (India) Private Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Alternative Investments Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Amanah Malaysia Berhad
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Americas Corporation (Delaware)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Argentina Holdings S.A.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Asia Holdings B.V.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Asia Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Asia Pacific Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Asset Finance (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Asset Finance M.O.G. Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Asset Management (Fund Services UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Asset Management (India) Private Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Asset Management (Japan) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Assurances Vie (France)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Assurances Vie (France) | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Australia Holdings Pty Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC BANK (CHILE)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC BANK (CHILE) | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Bank (China) Company Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Bank (China) Company Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Bank (General Partner) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Bank (Mauritius) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Bank (Singapore) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Bank (Taiwan) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Bank (Uruguay) S.A.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Bank (Vietnam) Ltd.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Bank A.S.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Bank A.S. | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Bank Argentina S.A.
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Bank Armenia cjsc
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Bank Australia Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Bank Bermuda Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Bank Canada
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Bank Canada | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Bank Egypt S.A.E
Disclosure of subsidiaries [line items]
Group interest percent			94.54%
HSBC Bank Malaysia Berhad
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Bank Malaysia Berhad | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Bank Malta p.l.c.
Disclosure of subsidiaries [line items]
Group interest percent			70.03%
HSBC Bank Middle East Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Bank Middle East Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Bank Middle East Limited Representative Office Morocco SARL (In Liquidation)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Bank Oman S.A.O.G.
Disclosure of subsidiaries [line items]
Group interest percent			51.00%
HSBC Bank Pension Trust (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Bank plc
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Bank plc | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Bank USA, National Association
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Branch Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Brasil Holding S.A.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Broking Forex (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Broking Futures (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Broking Futures (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Broking Securities (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Broking Securities (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Broking Services (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Canadian Covered Bond (Legislative) GP Inc.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Capital (USA), Inc.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Card Services Inc.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Casa de Bolsa, S.A. de C.V., Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Casa de Bolsa, S.A. de C.V., Grupo Financiero HSBC | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Cayman Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Cayman Services Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC City Funding Holdings
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Client Holdings Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Client Nominee (Jersey) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Continental Europe
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Continental Europe | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Corporate Advisory (Malaysia) Sdn Bhd
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Corporate Finance (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Corporate Secretary (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Corporate Trustee Company (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Custody Nominees (Australia) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Custody Services (Guernsey) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Daisy Investments (Mauritius) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Electronic Data Processing (Guangdong) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Electronic Data Processing (Malaysia) Sdn Bhd
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Electronic Data Processing (Philippines), Inc.
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Electronic Data Processing India Private Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Electronic Data Processing Lanka (Private) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Electronic Data Service Delivery (Egypt) S.A.E.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Epargne Entreprise (France)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Epargne Entreprise (France) | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Equipment Finance (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Equity (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Europe B.V.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Executor & Trustee Company (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Factoring (France)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Factoring (France) | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Finance (Netherlands)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Finance Corporation
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Finance Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Finance Mortgages Inc.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Finance Transformation (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Financial Advisors Singapore Pte. Ltd.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Financial Services (Lebanon) s.a.l.
Disclosure of subsidiaries [line items]
Group interest percent			99.65%
HSBC Financial Services (Uruguay) S.A. (In Liquidation)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC FinTech Services (Shanghai) Company Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Global Asset Management (Bermuda) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Global Asset Management (Canada) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Global Asset Management (Deutschland) GmbH
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Global Asset Management (France)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Global Asset Management (France) | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Global Asset Management (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Global Asset Management (Malta) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Global Asset Management (Malta) Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			70.03%
HSBC Global Asset Management (México), S.A. de C.V., Sociedad Operadora de Fondos de Inversión, Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Global Asset Management (México), S.A. de C.V., Sociedad Operadora de Fondos de Inversión, Grupo Financiero HSBC | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Global Asset Management (Singapore) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Global Asset Management (Switzerland) AG
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Global Asset Management (Taiwan) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Global Asset Management (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Global Asset Management (USA) Inc.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Global Asset Management Argentina S.A. Sociedad Gerente de Fondos Comunes de Inversión
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Global Asset Management Holdings (Bahamas) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Global Asset Management Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Global Custody Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Global Custody Proprietary Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Global Services (Canada) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Global Services (China) Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Global Services (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Global Services (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Global Services Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Global Shared Services (India) Private Limited (In Liquidation)
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Group Management Services Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Group Nominees UK Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Holdings B.V.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC IM Pension Trust Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Infrastructure Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Institutional Trust Services (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Institutional Trust Services (Bermuda) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Institutional Trust Services (Mauritius) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Institutional Trust Services (Singapore) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Insurance (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Insurance (Asia-Pacific) Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Insurance (Bermuda) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Insurance (Singapore) Pte. Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Insurance Agency (USA) Inc.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Insurance Brokerage Company Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Insurance Brokers Greater China Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Insurance Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Insurance SAC 1 (Bermuda) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Insurance SAC 2 (Bermuda) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Insurance Services Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC International Finance Corporation (Delaware)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC International Trustee (BVI) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC International Trustee (Holdings) Pte. Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC International Trustee Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Inversiones S.A.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC InvestDirect (India) Private Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC InvestDirect Financial Services (India) Limited
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC InvestDirect Financial Services (India) Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.98%
HSBC InvestDirect Sales & Marketing (India) Limited
Disclosure of subsidiaries [line items]
Group interest percent			98.99%
HSBC InvestDirect Sales & Marketing (India) Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			98.98%
HSBC InvestDirect Securities (India) Private Limited
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Investment and Insurance Brokerage, Philippines Inc.
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Investment Bank Holdings B.V.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Investment Bank Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Investment Company Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Investment Funds (Canada) Inc.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Investment Funds (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Investment Funds (Luxembourg) SA
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Invoice Finance (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Issuer Services Common Depositary Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Issuer Services Depositary Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Latin America B.V.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Latin America Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Leasing (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Life (Bermuda) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Life (Cornell Centre) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Life (Edwick Centre) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Life (International) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Life (International) Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Life (Property) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Life (Tsing Yi Industrial) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Life (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Life (Workshop) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Life Assurance (Malta) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Life Assurance (Malta) Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			7003.00%
HSBC Life Insurance Company Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC LU Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Management (Guernsey) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Markets (USA) Inc.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Marking Name Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Master Trust Trustee Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Middle East Asset Co. LLC
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Middle East Holdings B.V.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Middle East Securities L.L.C
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Mortgage Corporation (Canada)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Mortgage Corporation (USA)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Nominees (Asing) Sdn Bhd
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Nominees (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Nominees (New Zealand) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Nominees (Tempatan) Sdn Bhd
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC North America Holdings Inc.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Operational Services GmbH
Disclosure of subsidiaries [line items]
Group interest percent			80.00%
HSBC Overseas Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Overseas Investments Corporation (New York)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Overseas Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Participaciones (Argentina) S.A.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC PB Corporate Services 1 Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC PB Services (Suisse) SA
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Pension Trust (Ireland) DAC
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Pensiones, S.A. (In Liquidation)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC PI Holdings (Mauritius) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Portfoy Yonetimi A.S.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Preferential LP (UK)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Private Bank (Luxembourg) S.A.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Private Bank (Suisse) SA
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Private Bank (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Private Banking Holdings (Suisse) SA
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Private Banking Nominee 3 (Jersey) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Private Equity Investments (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Private Investment Counsel (Canada) Inc.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Private Trustee (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Professional Services (India) Private Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Property (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Property Funds (Holding) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Provident Fund Trustee (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Qianhai Securities Limited
Disclosure of subsidiaries [line items]
Group interest percent	90.00%	51.00%	90.00%
HSBC Real Estate Leasing (France)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Real Estate Leasing (France) | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC REGIO Fund General Partner S.à r.l.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC REIM (France)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC REIM (France) | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Retirement Benefits Trustee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Retirement Services Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Saudi Arabia, Closed Joint Stock Company
Disclosure of subsidiaries [line items]
Group interest percent			66.19%
HSBC Savings Bank (Philippines) Inc.
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Securities (Canada) Inc.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Securities (Egypt) S.A.E. (In Liquidation)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Securities (Egypt) S.A.E. (In Liquidation) | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			94.65%
HSBC Securities (Japan) Co., Ltd.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Securities (Japan) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Securities (Singapore) Pte Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Securities (South Africa) (Pty) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Securities (Taiwan) Corporation Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Securities (USA) Inc.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Securities and Capital Markets (India) Private Limited
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Securities Brokers (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Securities Investments (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Securities Services (Bermuda) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Securities Services (Guernsey) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Securities Services (Ireland) DAC
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Securities Services (Luxembourg) S.A.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Securities Services Holdings (Ireland) DAC
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Securities Services Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Seguros de Retiro (Argentina) S.A.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Seguros de Retiro (Argentina) S.A. | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Seguros de Vida (Argentina) S.A.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Seguros de Vida (Argentina) S.A. | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Seguros, S.A de C.V., Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Seguros, S.A de C.V., Grupo Financiero HSBC | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Service Company Germany GmbH
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Service Company Germany GmbH | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Service Delivery (Polska) Sp. z o.o.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Services (France)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Services (France) | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Services Japan Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Services USA Inc.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Servicios Financieros, S.A. de C.V
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Servicios Financieros, S.A. de C.V | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Servicios, S.A. DE C.V., Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Servicios, S.A. DE C.V., Grupo Financiero HSBC | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC SFH (France)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC SFH (France) | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC SFT (C.I.) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Software Development (Guangdong) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Software Development (India) Private Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Software Development (Malaysia) Sdn Bhd
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Specialist Investments Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Technology & Services (China) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Technology & Services (USA) Inc.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Titan GmbH & Co. KG
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Titan GmbH & Co. KG | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Transaction Services GmbH
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Transaction Services GmbH | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Trinkaus & Burkhardt (International) S.A.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Trinkaus & Burkhardt (International) S.A. | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Trinkhaus & Burkhardt GmbH
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Trinkhaus & Burkhardt GmbH | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Trinkaus Europa Immobilien-Fonds Nr. 5 GmbH
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Trinkaus Europa Immobilien-Fonds Nr. 5 GmbH | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Trinkaus Family Office GmbH
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Trinkaus Family Office GmbH | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Trinkaus Real Estate GmbH
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Trinkaus Real Estate GmbH | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
HSBC Trust Company (Canada)
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Trust Company (Delaware), National Association
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Trust Company (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Trustee (C.I.) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Trustee (Cayman) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Trustee (Guernsey) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Trustee (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Trustee (Singapore) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC UK Bank plc
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC UK Bank plc | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC UK Client Nominee Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC UK Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC USA Inc.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Ventures USA Inc.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Violet Investments (Mauritius) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Wealth Client Nominee Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSBC Yatirim Menkul Degerler A.S.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSI Asset Securitization Corporation
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSI International Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
HSI International Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
HSIL Investments Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Hubei Macheng HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Hubei Suizhou Cengdu HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Hubei Tianmen HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Hunan Pingjiang HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Imenson Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Imenson Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%
INKA Internationale Kapitalanlagegesellschaft mbH
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
INKA Internationale Kapitalanlagegesellschaft mbH | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Inmobiliaria Bisa, S.A. de C.V.
Disclosure of subsidiaries [line items]
Group interest percent			99.98%
Inmobiliaria Grufin, S.A. de C.V.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Inmobiliaria Grufin, S.A. de C.V. | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Inmobiliaria Guatusi, S.A. de C.V.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Inmobiliaria Guatusi, S.A. de C.V. | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
James Capel (Nominees) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
James Capel (Taiwan) Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
John Lewis Financial Services Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Keyser Ullmann Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Keyser Ullmann Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
L&T Investment Management Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
L&T Investment Management Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Lion Corporate Services Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Lion International Corporate Services Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Lion International Management Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Lion Management (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Lyndholme Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Marks and Spencer Financial Services plc
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Marks and Spencer Unit Trust Management Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Maxima S.A. AFJP (In Liquidation)
Disclosure of subsidiaries [line items]
Group interest percent			99.98%
Midcorp Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Midland Bank (Branch Nominees) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Midland Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
MIL (Cayman) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
MP Payments Group Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
MP Payments Operations Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
MP Payments UK Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
MW Gestion SA
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Prudential Client HSBC GIS Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
PT Bank HSBC Indonesia
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
PT Bank HSBC Indonesia | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			98.93%
PT HSBC Sekuritas Indonesia
Disclosure of subsidiaries [line items]
Group interest percent			85.00%
R/CLIP Corp.
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Real Estate Collateral Management Company
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Republic Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
RLUKREF Nominees (UK) One Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
RLUKREF Nominees (UK) Two Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
S.A.P.C. - Ufipro Recouvrement
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Saf Baiyun
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Saf Baiyun | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Saf Guangzhou
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Saf Guangzhou | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
SCI HSBC Assurances Immo
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
SCI HSBC Assurances Immo | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Serai Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Serai Technology Development (Shanghai) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
SFM
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
SFM | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
SFSS Nominees (Pty) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Shandong Rongcheng HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Shenzhen HSBC Development Company Ltd
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Sico Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
SNC Les Oliviers D'Antibes
Disclosure of subsidiaries [line items]
Group interest percent			60.00%
SNC Les Oliviers D'Antibes | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			59.99%
SNCB/M6 - 2008 A
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
SNCB/M6 - 2008 A | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
SNCB/M6-2007 A
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
SNCB/M6-2007 A | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
SNCB/M6-2007 B
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
SNCB/M6-2007 B | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Société Française et Suisse
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Société Française et Suisse | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Somers Dublin DAC
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Somers Dublin DAC | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Somers Nominees (Far East) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Sopingest
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Sopingest | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
South Yorkshire Light Rail Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
St Cross Trustees Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Sun Hung Kai Development (Lujiazui III) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Swan National Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
The Hongkong and Shanghai Banking Corporation Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
The Hongkong and Shanghai Banking Corporation Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
The Venture Catalysts Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Tooley Street View Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Tower Investment Management
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Trinkaus Australien Immobilien Fonds Nr. 1 Brisbane GmbH & Co. KG
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Trinkaus Australien Immobilien Fonds Nr. 1 Brisbane GmbH & Co. KG | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Trinkaus Australien Immobilien-Fonds Nr. 1 Treuhand-GmbH
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Trinkaus Australien Immobilien-Fonds Nr. 1 Treuhand-GmbH | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Trinkaus Immobilien-Fonds Verwaltungs-GmbH
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Trinkaus Immobilien-Fonds Verwaltungs-GmbH | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Trinkaus Private Equity Management GmbH
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Trinkaus Private Equity Management GmbH | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Trinkaus Private Equity Verwaltungs GmbH
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Trinkaus Private Equity Verwaltungs GmbH | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Tropical Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Turnsonic (Nominees) Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Valeurs Mobilières Elysées
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Valeurs Mobilières Elysées | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			99.99%
Wardley Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Wayfoong Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Woodex Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Yan Nin Development Company Limited
Disclosure of subsidiaries [line items]
Group interest percent			100.00%
Yan Nin Development Company Limited | Issued by HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent			62.14%